Intangibles, Net	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Intangiables, Net

NOTE 5 – INTANGIBLES, NET

Intangible assets consisted of the following:

	December 31, 2017	December 31, 2016
	(Audited)	(Audited)
Land use rights	$1,890,475	$1,771,569
Less: accumulated amortization	(136,568)	(85,358)
Total intangibles, net	$1,753,907	$1,686,211

The amortization expenses of land use rights for the years ended December 31, 2017 and 2016 were $43,795 and $44,687 respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Estimated amortization expense

2018	$43,795
2019	43,795
2020	43,795
2021	43,795
2022	43,795
Thereafter	1,534,932
Total	$1,753,907

Tang Dynasty Investment Group Limited [Member]
Intangiables, Net

NOTE 5 – INTANGIBLES, NET

Intangible assets consisted of the following:

December 31, 2017

Land use rights	$1,890,475
Less: accumulated amortization	(136,568)
Total intangibles, net	$1,753,907

The amortization expense of land use rights for the year ended December 31, 2017 was $43,795.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Estimated amortization expense

2018	$43,795
2019	43,795
2020	43,795
2021	43,795
2022	43,795
Thereafter	1,534,932
Total	$1,753,907